                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                                  Annual Report

                                December 31, 2001


                                    Contents

President's Letter                                                           1
Report of Independent Auditors                                               2
Financial Statements, Financial Highlights, and Schedule of Investments:
  Select Ten Plus Division - March                                           3
  Select Ten Plus Division - June                                            7
  Select Ten Plus Division - September                                      11
  Select Ten Plus Division - December                                       15
Notes to Financial Statements                                               19




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[INTEGRITY LIFE INSURANCE COMPANY LOGO]         515 West Market Street
                                                Louisville Kentucky 40202-3333


February 13, 2002



Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company annual report for the year ended December 31, 2001. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of December 31, 2001, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

DIVISION                                    SEPARATE ACCOUNT RETURN     DOW JONES INDUSTRIAL AVERAGE
----------------------------------------   -------------------------   ------------------------------
Select Ten Plus Division - March
  For the Year Ended December 31, 2001               (3.75%)                         (7.10%)

Select Ten Plus Division - June
  For the Year Ended December 31, 2001               (4.21%)                         (7.10%)

Select Ten Plus Division - September
  For the Year Ended December 31, 2001                0.09%                          (7.10%)

Select Ten Plus Division - December
  For the Year Ended December 31, 2001               (6.45%)                         (7.10%)

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,


/s/ Edward J. Haines
Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company


                                        1
A WESTERN-SOUTHERN ENTERPRISE COMPANY

                         Report of Independent Auditors

The Unit Holders and Board of Directors
Separate Account Ten of Integrity Life
  Insurance Company

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") (comprised of the Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September and Select Ten Plus Division-December) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting the Separate Account at December 31, 2001 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         /s/Ernst & Young LLP
Kansas City, Missouri
January 18, 2002

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities

                                                                DECEMBER 31, 2001
                                                               --------------------
ASSETS
  Investments in securities, at value
    (cost $4,244,575) - See accompanying schedule              $          4,026,202
  Cash                                                                        9,700
  Due from investment advisor                                                 7,456
  Dividends receivable                                                        4,973
                                                               --------------------
TOTAL ASSETS                                                              4,048,331

LIABILITIES
  Payable for investment securities purchased                                 6,746
  Accrued expenses                                                           61,356
  Payable for fund shares repurchased                                           136
                                                               --------------------
TOTAL LIABILITIES                                                            68,238
                                                               --------------------

NET ASSETS                                                     $          3,980,093
                                                               ====================

UNIT VALUE, offering and redemption price per unit             $               9.95
                                                               ====================

Units outstanding                                                           400,132
                                                               ====================


                             Statement of Operations

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                               --------------------
INVESTMENT INCOME - DIVIDENDS                                  $            129,694

EXPENSES
  Mortality and expense risk and administrative charges                      56,212
  Investment advisory and management fees                                    20,819
  Custody and accounting expenses                                            20,283
  Professional fees                                                           6,636
  Directors' fees and expenses                                                8,296
  Printing and filing fees                                                    4,373
  Errors and omissions insurance                                              4,873
  Other expenses                                                              1,661
                                                               --------------------
    Total expenses before reimbursement                                     123,153
    Less: expense reimbursement                                             (31,548)
                                                               --------------------
    Net expenses                                                             91,605
                                                               --------------------
Net investment income                                                        38,089

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                          109,655
  Net unrealized depreciation during
    the period on investments                                              (296,533)
                                                               --------------------
Net realized and unrealized loss on investments                            (186,878)
                                                               --------------------

Net decrease in net assets resulting from operations           $           (148,789)
                                                               ====================


SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets


                                                                    YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2001       DECEMBER 31, 2000
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $             38,089    $             44,872
  Net realized gain (loss) on investments                                   109,655                (268,344)
  Net unrealized appreciation (depreciation) during
    the period on investments                                              (296,533)                 18,634
                                                               --------------------    --------------------
    Net decrease in net assets
      resulting from operations                                            (148,789)               (204,838)

Contract related transactions:
  Contributions from contract holders
    (9,185 and 119,903 units, respectively)                                  89,444               1,110,586
  Cost of units redeemed (33,849 and
    359,488 units, respectively)                                           (350,503)             (3,315,806)
                                                               --------------------    --------------------
    Net decrease in net assets
      resulting from unit transactions                                     (261,059)             (2,205,220)
                                                               --------------------    --------------------


TOTAL DECREASE IN NET ASSETS                                               (409,848)             (2,410,058)


NET ASSETS
Beginning of period                                                       4,389,941               6,799,999
                                                               --------------------    --------------------

End of period                                                  $          3,980,093    $          4,389,941
                                                               ====================    ====================


SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights



                                                                                                                  MARCH 31, 1999
                                                                                                                 (COMMENCEMENT OF
                                                                    YEAR ENDED              YEAR ENDED         OPERATIONS) THROUGH
                                                                DECEMBER 31, 2001      DECEMBER 31, 2000 (a)    DECEMBER 31, 1999
                                                               --------------------    --------------------    --------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                              $              10.33    $              10.24    $              10.00
  Income (loss) from investment operations:
    Net investment income                                                      0.11                    0.13                    0.04
    Net realized and unrealized gain (loss) on investments                    (0.49)                  (0.04)                   0.20
                                                               --------------------    --------------------    --------------------
    Total from investment operations                                          (0.38)                   0.09                    0.24
                                                               --------------------    --------------------    --------------------
  Unit value, end of period                                    $               9.95    $              10.33    $              10.24
                                                               ====================    ====================    ====================

TOTAL RETURN                                                                  (3.75%)                  0.97%                   2.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $              3,980    $              4,390    $              6,800
Units outstanding                                                           400,132                 424,796                 664,381
Ratio of investment income to average net assets                               3.11%                   3.15%                   2.58%
Ratio of net investment income to average net assets                           0.92%                   0.95%                   0.38%
Ratio of expenses to average net assets                                        2.20%                   2.20%                   2.20%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                                       0.16%                   0.32%                   0.18%
Ratio of expenses to average net assets
  before voluntary expense reimbursement                                       2.96%                   2.83%                   2.40%
Portfolio turnover rate                                                          19%                     37%                     22%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.


SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                December 31, 2001



                                                         NUMBER
                                                        OF SHARES            VALUE
                                                     ---------------    ---------------
COMMON STOCKS (101.2%)
BASIC MATERIALS (22.1%)
  Du Pont (E.I.) de Nemours and Company                        9,589    $       407,628
  International Paper Company                                 11,671            470,925
                                                                        ---------------
                                                                                878,553
CAPITAL GOODS (22.7%)
  Caterpillar, Inc.                                            8,641            451,492
  Minnesota Mining and Manufacturing Company                   3,810            450,380
                                                                        ---------------
                                                                                901,872
COMMUNICATION SERVICES (9.0%)
  SBC Communications, Inc.                                     9,138            357,936

CONSUMER CYCLICAL (16.5%)
  Eastman Kodak Company                                        9,497            279,497
  General Motors Corporation                                   7,767            377,476
                                                                        ---------------
                                                                                656,973
CONSUMER STAPLE (22.2%)
  Philip Morris Companies, Inc.                                8,564            392,659
  Procter & Gamble Company                                     6,198            490,448
                                                                        ---------------
                                                                                883,107
FINANCIAL (8.7%)
  J.P. Morgan & Company, Inc.                                  9,567            347,761
                                                                        ---------------


TOTAL COMMON STOCKS (Cost $4,244,575)                                         4,026,202
                                                                        ---------------
TOTAL INVESTMENTS (101.2%)                                                    4,026,202
OTHER ASSETS, LESS LIABILITIES ((1.2%))                                         (46,109)
                                                                        ---------------
NET ASSETS (100.0%)                                                     $     3,980,093
                                                                        ===============


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2001 aggregated $804,281 and $985,619, respectively. At December 31, 2001, net unrealized depreciation for tax purposes aggregated $218,373 of which $479,191 related to appreciated investments and $697,564 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities

                                                                DECEMBER 31, 2001
                                                               --------------------
ASSETS
  Investments in securities, at value
    (cost $3,959,304) - See accompanying schedule              $          3,683,768
  Cash                                                                       11,772
  Due from investment advisor                                                 6,290
  Dividends receivable                                                        6,900
                                                               --------------------
TOTAL ASSETS                                                              3,708,730

LIABILITIES
  Payable for investment securities purchased                                 5,956
  Accrued expenses                                                           71,089
  Payable for fund shares repurchased                                            23
                                                               --------------------
TOTAL LIABILITIES                                                            77,068
                                                               --------------------

NET ASSETS                                                     $          3,631,662
                                                               ====================

UNIT VALUE, offering and redemption price per unit             $              10.25
                                                               ====================

Units outstanding                                                           354,416
                                                               ====================

                             Statement of Operations

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                               --------------------

INVESTMENT INCOME - DIVIDENDS                                  $            117,382

EXPENSES
  Mortality and expense risk and administrative charges                      51,821
  Investment advisory and management fees                                    19,193
  Custody and accounting expenses                                            20,283
  Professional fees                                                           6,989
  Directors' fees and expenses                                                6,249
  Printing and filing fees                                                    6,570
  Errors and omissions insurance                                              3,840
  Other expenses                                                              2,248
                                                               --------------------
    Total expenses before reimbursement                                     117,193
    Less: expense reimbursement                                             (32,745)
                                                               --------------------
    Net expenses                                                             84,448
                                                               --------------------
Net investment income                                                        32,934

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                           21,014
  Net unrealized depreciation during
    the period on investments                                              (217,778)
                                                               --------------------
Net realized and unrealized loss on investments                            (196,764)
                                                               --------------------

Net decrease in net assets resulting from operations           $           (163,830)
                                                               ====================


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets



                                                          YEAR ENDED              YEAR ENDED
                                                      DECEMBER 31, 2001       DECEMBER 31, 2000
                                                     --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                              $             32,934    $             39,499
  Net realized gain (loss) on investments                          21,014                (584,541)
  Net unrealized appreciation (depreciation)
    during the period on investments                             (217,778)                663,574
                                                     --------------------    --------------------
    Net increase (decrease) in net assets
      resulting from operations                                  (163,830)                118,532

Contract related transactions:
  Contributions from contract holders
    (11,424 and 45,090 units, respectively)                       125,100                 409,921
  Cost of units redeemed
    (33,213 and 303,094 units, respectively)                     (354,170)             (2,934,865)
                                                     --------------------    --------------------
    Net decrease in net assets
      resulting from unit transactions                           (229,070)             (2,524,944)
                                                     --------------------    --------------------

TOTAL DECREASE IN NET ASSETS                                     (392,900)             (2,406,412)

NET ASSETS
Beginning of period                                             4,024,562               6,430,974
                                                     --------------------    --------------------

End of period                                        $          3,631,662    $          4,024,562
                                                     ====================    ====================


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights



                                                                                                                  JUNE 30, 1998
                                                                                                                  (COMMENCEMENT
                                                                                                                 OF OPERATIONS)
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED           THROUGH
                                                          DECEMBER 31,       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                              2001             2000 (a)            1999               1998
                                                         ---------------    ---------------   ---------------    ---------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                        $         10.70    $         10.14   $         10.43    $         10.00
  Income (loss) from investment operations:
    Net investment income                                           0.10               0.14              0.02               0.03
    Net realized and unrealized gain
      (loss) on investments                                        (0.55)              0.42             (0.31)              0.40
                                                         ---------------    ---------------   ---------------    ---------------
    Total from investment operations                               (0.45)              0.56             (0.29)              0.43
                                                         ---------------    ---------------   ---------------    ---------------
  Unit value, end of period                              $         10.25    $         10.70   $         10.14    $         10.43
                                                         ===============    ===============   ===============    ===============

TOTAL RETURN                                                       (4.21%)             5.50%            (2.78%)             4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $         3,632    $         4,025   $         6,431    $         2,043
Units outstanding                                                354,416            376,205           634,209            195,841
Ratio of investment income to average net assets                    3.06%              3.14%             2.62%              2.69%
Ratio of net investment income to average net assets                0.86%              0.94%             0.54%              0.50%
Ratio of expenses to average net assets                             2.20%              2.20%             2.20%              2.20%
Ratio of net investment income (loss) to average net
  assets before voluntary expense reimbursement                     0.01%              0.19%            (0.08%)            (1.50%)
Ratio of expenses to average net assets
  before voluntary expense reimbursement                            3.05%              2.95%             2.82%              4.20%
Portfolio turnover rate                                               26%                35%               43%                 1%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                December 31, 2001



                                             NUMBER OF
                                              SHARES             VALUE
                                          ---------------   ---------------
COMMON STOCKS (101.4%)
BASIC MATERIALS (22.2%)
  Du Pont (E.I.) de Nemours and Company             8,491   $       360,952
  International Paper Company                      10,982           443,124
                                                            ---------------
                                                                    804,076
CAPITAL GOODS (11.3%)
  Caterpillar, Inc.                                 7,865           410,946

COMMUNICATION SERVICES (10.6%)
  AT&T Corporation                                     20               363
  SBC Communications, Inc.                          9,845           385,628
                                                            ---------------
                                                                    385,991
CONSUMER CYCLICAL (15.6%)
  Eastman Kodak Company                             8,578           252,451
  General Motors Corporation                        6,480           314,928
                                                            ---------------
                                                                    567,379
CONSUMER STAPLE (23.0%)
  Philip Morris Companies, Inc.                     8,284           379,821
  Proctor & Gamble Company                          5,758           455,631
                                                            ---------------
                                                                    835,452
FINANCIAL (9.0%)
  J.P. Morgan & Company, Inc.                       9,030           328,241

PHARMACEUTICAL PREPARATIONS (9.7%)
  Merck & Co., Inc.                                 5,981           351,683
                                                            ---------------

TOTAL COMMON STOCKS (Cost $3,959,304)                             3,683,768
                                                            ---------------
TOTAL INVESTMENTS (101.4%)                                        3,683,768
OTHER ASSETS, LESS LIABILITIES ((1.4%))                             (52,106)
                                                            ---------------
NET ASSETS (100.0%)                                         $     3,631,662
                                                            ===============


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2001 aggregated $1,003,020 and $1,163,782, respectively. At December 31, 2001, net unrealized depreciation for tax purposes aggregated $275,536 of which $349,890 related to appreciated investments and $625,426 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.


SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities

                                                               DECEMBER 31, 2001
                                                              --------------------
ASSETS
  Investments in securities, at value
    (cost $5,686,110) - See accompanying schedule             $          5,626,785
  Cash                                                                       8,391
  Due from investment advisor                                               12,940
  Dividends receivable                                                       5,914
                                                              --------------------
TOTAL ASSETS                                                             5,654,030

LIABILITIES
  Payable for investment securities purchased                                6,093
  Accrued expenses                                                         145,411
  Payable for fund shares repurchased                                       16,043
                                                              --------------------
TOTAL LIABILITIES                                                          167,547
                                                              --------------------

NET ASSETS                                                    $          5,486,483
                                                              ====================

UNIT VALUE, offering and redemption price per unit            $              10.54
                                                              ====================

Units outstanding                                                          520,341
                                                              ====================

                             Statement of Operations

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2001
                                                              --------------------
INVESTMENT INCOME - DIVIDENDS                                 $            183,647

EXPENSES
  Mortality and expense risk and administrative charges                     80,135
  Investment advisory and management fees                                   29,680
  Custody and accounting expenses                                           20,283
  Professional fees                                                         13,903
  Directors' fees and expenses                                              12,432
  Printing and filing fees                                                  13,067
  Errors and omissions insurance                                             7,636
  Other expenses                                                             4,474
                                                              --------------------
    Total expenses before reimbursement                                    181,610
    Less: expense reimbursement                                            (51,020)
                                                              --------------------
    Net expenses                                                           130,590
                                                              --------------------
Net investment income                                                       53,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                          12,110
  Net unrealized depreciation
    during the period on investments                                        (4,366)
                                                              --------------------
Net realized and unrealized gain on investments                              7,744
                                                              --------------------

Net increase in net assets resulting from operations          $             60,801
                                                              ====================


SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statements of Changes in Net Assets



                                                                    YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2001       DECEMBER 31, 2000
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $             53,057    $             84,778
  Net realized gain (loss) on investments                                    12,110                (212,946)
  Net unrealized appreciation (depreciation) during
    the period on investments                                                (4,366)                224,556
                                                               --------------------    --------------------
    Net increase in net assets resulting
      from operations                                                        60,801                  96,388

Contract related transactions:
  Contributions from contract holders
    (31,962 and 19,753 units, respectively)                                 301,858                 188,607
  Cost of units redeemed (164,133 and
    479,224 units, respectively)                                         (1,749,776)             (4,657,948)
                                                               --------------------    --------------------
    Net decrease in net assets resulting
      from unit transactions                                             (1,447,919)             (4,469,341)
                                                               --------------------    --------------------

TOTAL DECREASE IN NET ASSETS                                             (1,387,118)             (4,372,953)

NET ASSETS
Beginning of period                                                       6,873,601              11,246,554
                                                               --------------------    --------------------

End of period                                                  $          5,486,483    $          6,873,601
                                                               ====================    ====================


SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                              Financial Highlights



                                                                                                                 SEPTEMBER 30, 1998
                                                                                                                   (COMMENCEMENT
                                                                                                                   OF OPERATIONS)
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED            THROUGH
                                                          DECEMBER 31,       DECEMBER 31,      DECEMBER 31,         DECEMBER 31,
                                                              2001             2000 (a)            1999                 1998
                                                         ---------------    ---------------   ---------------    ------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                        $         10.53    $         10.11   $         10.26    $            10.00
  Income (loss)  from investment operations:
    Net investment income                                           0.17               0.18              0.05                  0.02
    Net realized and unrealized gain
      (loss) on investments                                        (0.16)              0.24             (0.20)                 0.24
                                                         ---------------    ---------------   ---------------    ------------------
    Total from investment operations                                0.01               0.42             (0.15)                 0.26
                                                         ---------------    ---------------   ---------------    ------------------
  Unit value, end of period                              $         10.54    $         10.53   $         10.11    $            10.26
                                                         ===============    ===============   ===============    ==================

TOTAL RETURN                                                        0.09%              4.15%            (1.42%)                2.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $         5,486    $         6,874   $        11,247    $           11,012
Units outstanding                                                520,341            652,512         1,111,983             1,072,954
Ratio of investment income to average net assets                    3.09%              3.32%             2.77%                 2.80%
Ratio of net investment income to average net assets                0.89%              1.12%             0.57%                 0.57%
Ratio of expenses to average net assets                             2.20%              2.20%             2.20%                 2.20%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                            0.03%              0.52%             0.29%                 0.28%
Ratio of expenses to average net assets before
  voluntary expense reimbursement                                   3.06%              2.80%             2.48%                 2.49%
Portfolio turnover rate                                               26%                28%               50%                    1%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.


(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.


SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                December 31, 2001



                                                     NUMBER OF
                                                      SHARES              VALUE
                                                  ---------------    ---------------
COMMON STOCKS (102.5%)
AIRCRAFT PARTS & EQUIPMENT (11.8%)
  Honeywell International, Inc.                            19,212    $       649,750

BASIC MATERIALS (21.7%)
  Du Pont (E.I.) de Nemours and Company                    13,851            588,806
  International Paper Company                              14,839            598,754
                                                                     ---------------
                                                                           1,187,560
CAPITAL GOODS (22.1%)
  Caterpillar, Inc.                                        11,458            598,680
  Minnesota Mining and Manufacturing Company                5,212            616,110
                                                                     ---------------
                                                                           1,214,790
CONSUMER CYCLICAL (19.3%)
  Eastman Kodak Company                                    15,620            459,697
  General Motors Corporation                               12,304            597,974
                                                                     ---------------
                                                                           1,057,671
CONSUMER STAPLE (8.5%)
  Philip Morris Companies, Inc.                            10,196            467,487

ENERGY (9.0%)
  Exxon Mobil Corporation                                  12,628            496,280

FINANCIAL (10.1%)
  J.P. Morgan & Company, Inc.                              15,220            553,247
                                                                     ---------------

TOTAL COMMON STOCKS (Cost $5,686,110)                                      5,626,785
                                                                     ---------------
TOTAL INVESTMENTS (102.5%)                                                 5,626,785
OTHER ASSETS, LESS LIABILITIES ((2.5%))                                     (140,302)
                                                                     ---------------
NET ASSETS (100.0%)                                                  $     5,486,483
                                                                     ===============


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2001 aggregated $1,543,007 and $2,859,135, respectively. At December 31, 2001, net unrealized depreciation for tax purposes aggregated $59,325 of which $705,167 related to appreciated investments and $764,492 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.


SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities

                                                                DECEMBER 31, 2001
                                                               --------------------
ASSETS
  Investments in securities, at value
    (cost $6,190,259) - See accompanying schedule              $          5,580,619
  Cash                                                                      293,868
  Due from investment advisor                                                 3,448
  Dividends receivable                                                        7,073
  Receivable for investment securities sold                                 664,206
                                                               --------------------
TOTAL ASSETS                                                              6,549,214
                                                               --------------------

LIABILITIES
  Payable for investment securities purchased                               955,328
  Accrued expenses                                                           39,883
  Payable for fund shares repurchased                                         2,598
                                                               --------------------
TOTAL LIABILITIES                                                           997,809
                                                               --------------------

NET ASSETS                                                     $          5,551,405
                                                               ====================

UNIT VALUE, offering and redemption price per unit             $               9.84
                                                               ====================

Units outstanding                                                           564,115
                                                               ====================

                             Statement of Operations

                                                                         YEAR ENDED
                                                                     DECEMBER 31, 2001
                                                                    --------------------
INVESTMENT INCOME - DIVIDENDS                                       $            181,523

EXPENSES
  Mortality and expense risk and administrative charges                           77,830
  Investment advisory and management fees                                         28,826
  Custody and accounting expenses                                                 20,283
  Professional fees                                                                5,000
  Directors' fees and expenses                                                     6,249
  Printing and filing fees                                                         3,296
  Errors and omissions insurance                                                   3,672
  Other expenses                                                                   1,248
                                                                    --------------------
    Total expenses before reimbursement                                          146,404
    Less: expense reimbursement                                                  (19,570)
                                                                    --------------------
    Net expenses                                                                 126,834
                                                                    --------------------
Net investment income                                                             54,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               235,844
  Net unrealized depreciation during the period on investments                  (654,615)
                                                                    --------------------
Net realized and unrealized loss on investments                                 (418,771)
                                                                    --------------------

Net decrease in net assets resulting from operations                $           (364,082)
                                                                    ====================


SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets



                                                          YEAR ENDED              YEAR ENDED
                                                      DECEMBER 31, 2001       DECEMBER 31, 2000
                                                     --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                              $             54,689    $             65,921
  Net realized gain on investments                                235,844                   6,717
  Net unrealized depreciation
    during the period on investments                             (654,615)               (434,331)
                                                     --------------------    --------------------
    Net decrease in net assets
      resulting from operations                                  (364,082)               (361,693)

Contract related transactions:
  Contributions from contract holders
    (28,713 and 5,703 units, respectively)                        285,589                  60,163
  Cost of units redeemed
    (49,768 and 712,272 units, respectively)                     (525,020)             (6,656,277)
                                                     --------------------    --------------------
    Net decrease in net assets resulting
      from unit transactions                                     (239,431)             (6,596,114)
                                                     --------------------    --------------------

TOTAL DECREASE IN NET ASSETS                                     (603,513)             (6,957,807)

NET ASSETS
Beginning of period                                             6,154,918              13,112,725
                                                     --------------------    --------------------

End of period                                        $          5,551,405    $          6,154,918
                                                     ====================    ====================


SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Financial Highlights



                                                                                                                   FOR THE ONE DAY
                                                                                                                    PERIOD ENDED
                                                                                                                    DECEMBER 31,
                                                              YEAR ENDED         YEAR ENDED        YEAR ENDED           1998
                                                             DECEMBER 31,       DECEMBER 31,      DECEMBER 31,      (COMMENCEMENT
                                                                 2001             2000 (a)            1999         OF OPERATIONS)
                                                            ---------------    ---------------   ---------------   ---------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                           $         10.52    $         10.15   $          9.82   $         10.00
  Income (loss) from investment operations:
    Net investment income                                              0.11               0.18              0.05              - (b)
    Net realized and unrealized gain
      (loss) on investments                                           (0.79)              0.19              0.28             (0.18)
                                                            ---------------    ---------------   ---------------   ---------------
    Total from investment operations                                  (0.68)              0.37              0.33             (0.18)
                                                            ---------------    ---------------   ---------------   ---------------
  Unit value, end of period                                 $          9.84    $         10.52   $         10.15   $          9.82
                                                            ===============    ===============   ===============   ===============

TOTAL RETURN                                                          (6.45%)             3.62%             3.38%            (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $         5,551    $         6,155   $        13,113   $        14,520
Units outstanding                                                   564,115            585,170         1,291,739         1,478,641
Ratio of investment income to average net assets                       3.15%              3.11%             2.63%                -
Ratio of net investment income (loss)
  to average net assets                                                0.95%              0.91%             0.51%            (2.12%)
Ratio of expenses to average net assets                                2.20%              2.20%             2.12%             2.12%
Ratio of net investment income (loss) to average
  net assets before voluntary expense reimbursement                    0.61%              0.71%             0.51%            (2.12%)
Ratio of expenses to average net assets
  before voluntary expense reimbursement                               2.54%              2.40%             2.12%             2.12%
Portfolio turnover rate                                                  17%                 9%               36%                0%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.
(b)  Less than $0.01


SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                December 31, 2001



                                              NUMBER OF
                                               SHARES              VALUE
                                           ---------------    ---------------
COMMON STOCKS (100.5%)
BASIC MATERIALS (20.2%)
  Du Pont (E.I.) de Nemours and Company             13,196    $       560,962
  International Paper Company                       13,925            561,874
                                                              ---------------
                                                                    1,122,836
CAPITAL GOODS (10.0%)
  Caterpillar, Inc.                                 10,579            552,753

COMMUNICATION SERVICES (10.1%)
  SBC Communications, Inc.                          14,249            558,133

CONSUMER CYCLICAL (19.9%)
  Eastman Kodak Company                             18,461            543,307
  General Motors Corporation                        11,611            564,295
                                                              ---------------
                                                                    1,107,602
CONSUMER STAPLE (10.1%)
  Philip Morris Companies, Inc.                     12,230            560,746

ENERGY (10.0%)
  Exxon Mobil Corporation                           14,145            555,898

FINANCIAL (10.1%)
  J.P. Morgan & Company, Inc.                       15,395            559,608

PHARMACEUTICAL PREPARATIONS (10.1%)
  Merck & Company, Inc.                              9,454            563,043
                                                              ---------------

TOTAL COMMON STOCKS (Cost $6,190,259)                               5,580,619
                                                              ---------------
TOTAL INVESTMENTS (100.5%)                                          5,580,619
OTHER ASSETS, LESS LIABILITIES ((0.5%))                               (29,214)
                                                              ---------------
NET ASSETS (100.0%)                                           $     5,551,405
                                                              ===============


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2001 aggregated $1,005,053 and $1,150,495, respectively. At December 31, 2001, net unrealized depreciation for tax purposes aggregated $609,640 of which $403,061 related to appreciated investments and $1,012,701 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.


SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. INVESCO-National Asset Management ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a Sub-Advisory Agreement. (See Note 4.)

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States as set forth for separate accounts in the revised audit and accounting guide issued by the American Institute of Certified Public Accountants, AUDITS OF INVESTMENT COMPANIES.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million. Touchstone Advisors has guaranteed it or an affiliate will pay National Asset a minimum annual subadvisory fee of $50,000.

Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4.   CHANGE OF CONTROL OF NATIONAL ASSET MANAGEMENT CORPORATION (UNAUDITED)

On April 18, 2001, National Asset Management Corporation merged with a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC, which is headquartered in Atlanta and London, is the largest publicly traded asset management firm in the world. In the transaction, AMVESCAP PLC acquired all the outstanding shares of National Asset Management Corporation. National Asset Management Corporation's business is now conducted by INVESCO-National Asset Management. As a result of the merger, the Sub-Advisory Agreement most recently approved by contract holders automatically terminated, by operation of law.

At an in-person meeting of the Board of Managers of the Separate Account held on April 6, 2001, the Board of Managers, including all of the Independent Managers, voted unanimously to approve a new Sub-Advisory Agreement for each Division and to recommend that contract holders of each Division vote for the new Sub-Advisory Agreement. In connection with the approval of the new Sub-Advisory Agreement, the Board of Managers also unanimously approved an interim Sub-Advisory Agreement, which took effect upon the closing date and which could remain in effect for a period of up to 150 days, or until the date contract holders approved the new Sub-Advisory Agreement, whichever occurred earlier. A special meeting of contract holders was scheduled to be held at 515 West Market Street, Louisville, Kentucky 40202, on August 10, 2001, at 3:00 p.m. Eastern Time. The Board of Managers of the Separate Account fixed the close of business on May 22, 2001 as the record date for determining the contract holders entitled to receive notice and to vote at the special meeting of contract holders. On August 10, 2001, the special meeting of contract holders was adjourned until such time as a

4. CHANGE OF CONTROL OF NATIONAL ASSET MANAGEMENT CORPORATION (UNAUDITED) (CONTINUED)

quorum was reached. A quorum was reached and the special meeting of contract holders was held on September 17, 2001. Following are the items voted upon by each Division at the special meeting of contract holders, and the results of that vote. Each item was approved by contract holders.

Other than its effective date and the identity of the sub-adviser, the new Sub-Advisory Agreement is identical in form and terms to the Sub-Advisory Agreement that automatically terminated on April 18, 2001. Although the name of the sub-adviser changed, no significant changes in its personnel or practices with respect to the Divisions are anticipated.

     (a) March Division Contract Holders approved a new sub-advisory agreement (the "New Sub-Advisory Agreement") between Touchstone Advisors and National Asset.

          UNITS             UNITS                              BROKER
       VOTED "FOR"     VOTED "AGAINST"     ABSTENTIONS        NON-VOTES
     ---------------   ---------------   ---------------   ---------------
       203,658.379       10,206.731        20,015.666             -


     (b) June Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

          UNITS             UNITS                              BROKER
       VOTED "FOR"     VOTED "AGAINST"     ABSTENTIONS        NON-VOTES
     ---------------   ---------------   ---------------   ---------------
       140,294.554        2,277.066        36,150.422             -


     (c) September Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

          UNITS             UNITS                              BROKER
       VOTED "FOR"     VOTED "AGAINST"     ABSTENTIONS        NON-VOTES
     ---------------   ---------------   ---------------   ---------------
       240,817.096       11,654.440        36,925.346             -


     (d) December Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

          UNITS             UNITS                              BROKER
       VOTED "FOR"     VOTED "AGAINST"     ABSTENTIONS        NON-VOTES
     ---------------   ---------------   ---------------   ---------------
       238,905.359        8,102.464        62,037.004             -